Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 50,622	$ 55,449
Receivables, net of allowance for bad debts of $1.7 million (2021: $0.8 million)	65,474	20,304
Prepaid expenses and other assets	4,321	3,511
Advances and deposits	2,463	3,551
Inventories	19,178	11,095
Current portion of derivative assets	6,577	307
Total current assets	148,635	94,217
Non-current assets
Investments and other assets, net	11,444	11,082
Vessels and vessel equipment, net	538,324	603,227
Deferred drydock expenditures, net	4,093	8,879
Advances for ballast water treatment systems	2,508	2,033
Amount receivable in respect of finance leases	0	2,880
Deferred finance fees, net	2,796	0
Non-current portion of derivative assets	0	982
Operating lease, right-of-use asset	12,302	1,232
Total non-current assets	571,467	630,315
TOTAL ASSETS	720,102	724,532
Current liabilities
Accounts payable	7,140	8,578
Accrued expenses and other liabilities	14,007	10,742
Deferred revenue	707	2,070
Accrued interest on debt and finance leases	1,133	651
Current portion of long-term debt	12,667	15,103
Current portion of finance lease obligations	83,853	21,084
Current portion of operating lease obligations	6,331	273
Total current liabilities	125,838	58,501
Non-current liabilities
Non-current portion of long-term debt	90,204	129,998
Non-current portion of finance lease obligations	44,126	205,371
Non-current portion of operating lease obligations	5,663	722
Other non-current liabilities	943	943
Total non-current liabilities	140,936	337,034
TOTAL LIABILITIES	266,774	395,535
Redeemable Preferred Stock
Cumulative redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock	425	364
Additional paid in capital	467,372	426,102
Accumulated other comprehensive income	2,069	1,044
Treasury stock	(15,636)	(15,636)
Accumulated deficit	(37,945)	(119,920)
Total stockholders' equity	416,285	291,954
Total redeemable preferred stock and stockholders' equity	453,328	328,997
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 720,102	$ 724,532